Commitments and Contingencies (Schedule of Product Warranty and Recall Reserves) (Details) - Product Warranty - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at January 1	$ 383	$ 268
Issuances/accruals during the period	226	350
Settlements made during the period/other	(336)	(235)
Balance at December 31	273	383
Current portion			$ 184	$ 254
Non-current portion			89	129
Total	$ 273	$ 268	$ 273	$ 383